SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details)	Sep. 30, 2025	Sep. 30, 2024
Lease
Weighted-average remaining lease term (years) - Operating leases	1 year 8 months 1 day	2 years 8 months 1 day
Weighted average discount rate - Operating leases	8.00%	8.00%